INCOME TAX, Profit or Loss and Reconciliation Between Tax Expenses and Loss Before Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current income tax: [Abstract]
Current income tax benefit in respect of the current year	$ 0	$ 0	$ 0
Deferred income tax: [Abstract]
Origination and reversal of temporary differences	0	0	0
Income tax expense reported in profit or loss	0	0	0
Reconciliation between tax expense and accounting loss before income tax [Abstract]
Accounting loss before income tax	(21,843,646)	(17,444,754)	(21,521,237)
At the Australian income tax rate of 30%	(6,553,094)	(5,233,426)	(6,456,371)
Effect of lower income tax rate in the United States	631,007	488,952	433,351
Expenditure not allowable for income tax purposes	1,427,582	870,584	2,502,099
Exchange differences	(2,369)	5,329	30,731
Adjustments in respect of deferred tax of previous years	583,422	(182,314)	174,258
Effect of deferred tax assets not brought to account	3,913,452	4,050,875	3,315,932
Income tax expense reported in profit or loss	$ 0	$ 0	$ 0
Corporate tax rate	30.00%	30.00%	30.00%